CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 6,576,564	$ 141,944
Prepaid expenses and deposits	68,803	82,504
Total Current Assets	6,645,367	224,448
Current Liabilities
Accounts payable and accrued liabilities	967,358	693,362
Research agreement obligations	492,365	492,365
Derivative liability - warrants	26,493,000	9,415
Promissory notes	30,000	29,942
Promissory note, related party	23,000	23,000
Total Current Liabilities	$ 28,005,723	$ 1,248,084
COMMITMENTS AND CONTINGENCIES
Stockholders' Equity (Deficit)
Convertible preferred stock, $0.001 par value - 5,000,000 shares authorized
Common stock, $0.001 par value, 500,000,000 shares authorized 70,550,763 shares issued and outstanding (2014 - 20,318,815)	$ 70,551	$ 20,319
Additional paid-in capital	112,077,520	85,265,776
Accumulated deficit	(133,508,427)	(86,309,731)
Accumulated other comprehensive loss	0	0
Total Stockholders' Deficit	(21,360,356)	(1,023,636)
Total liabilities and stockholder's deficit	$ 6,645,367	$ 224,448
Series A Preferred Stock [Member]
Stockholders' Equity (Deficit)
Convertible preferred stock, $0.001 par value - 5,000,000 shares authorized
Series B Preferred Stock [Member]
Stockholders' Equity (Deficit)
Convertible preferred stock, $0.001 par value - 5,000,000 shares authorized